Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	72,900	81,400	90,900
Options Granted, Shares	0	0	0
Options Exercised, Shares	0	0	0
Options Forfeited, Shares	4,500	8,500	8,500
Balance, End of Period, Shares	68,400	72,900	81,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 22.62	$ 22.51	$ 22.57
Options Granted, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Exercised, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Forfeited, Weighted Avg. Exercise Price	$ 22.58	$ 21.72	$ 23.09
Balance, End of Period, Weighted Avg. Exercise Price	$ 22.63	$ 22.62	$ 22.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total Intrinsic Value Of Options Exercised During The Year	$ 0	$ 0	$ 0
Weighted-Average Fair Value Of Options Granted During The Year	$ 0	$ 0	$ 0
Options Exercisable, Shares	43,800	43,600	49,900
Options Exercisable, Weighted Avg. Exercise Price	$ 22.14	$ 22.05	$ 21.91
Weighted-Average Remaining Life Of Exercisable Options	1 year 9 months 18 days	2 years 6 months	3 years 4 months 24 days
Options Available For Grant	50,000	50,000	50,000